                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2006

            Check here if Amendment [ ]; Amendment Number: _________

                        This Amendment (Check only one.):

                              [ ] is a restatement.

                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC

Address: 2100 McKinney Avenue, Suite 700
         Dallas, Texas 75201

Form 13F File Number: 28-11321

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert J. Raymond

Title: Member

Phone: (214) 661-8112

Signature, Place, and Date of Signing:


/s/ Rob Raymond
--------------------------------------
(Signature)

Dallas, Texas
City, State)

May 5, 2006
(Date)

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:
0

Form 13F Information Table Entry Total:
33

Form 13F Information Table Value Total:
$278,620 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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                           FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
                                                                      ------------------                     VOTING AUTHORITY
                                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (X $1,000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARES NONE
-------------------------------- --------------- --------- ---------- --------- --- ---- ---------- -------- ---- ------ ----
Copano Energy, LLC               Common Stock    217202100   48,293   1,084,746  SH         SOLE               X
Duke Energy LLC                  Common Stock    26441A109      155      14,600  SH         SOLE               X
Genesis Energy LP                Common Stock    371927104    4,367     349,900  SH         SOLE               X
Enterprise GP Holdings LP        Common Stock    293716106    2,978      79,400  SH         SOLE               X
Global Partners LP               Common Stock    37946R109       11         528  SH         SOLE               X
Magellan Midstream Partners LP   Common Stock    559080106    7,331     223,030  SH         SOLE               X
Magellan Midstream Holdings, LP  Common Stock    55907R108    4,598     200,000  SH         SOLE               X
Plains All American Pipeline LP  Common Stock    726503105   64,046   1,423,871  SH         SOLE               X
Valero LP                        Common Stock    91913W104      988      19,500  SH         SOLE               X
Atlas Pipeline Partners, LP      Common Stock    049392103    2,297      54,300  SH         SOLE               X
DCP Midstream Partners LP        Common Stock    23311P100   13,626     496,400  SH         SOLE               X
Kinder Morgan Mgmt LLC           Common Stock    49455U100    2,177      49,485  SH         SOLE               X
Kinder Morgan Inc. Kans          Common Stock    49455P101      140       1,519  SH         SOLE               X
Kinder Morgan Energy Partners LP Common Stock    494550106      352       7,300  SH         SOLE               X
Crosstex Energy LP               Common Stock    22765U102    6,557     187,407  SH         SOLE               X
Energy Transfer Partners LP      Common Stock    29273R109   22,398     577,428  SH         SOLE               X
Holly Energy Partners LP         Common Stock    435763107    5,167     121,000  SH         SOLE               X
Inergy LP                        Common Stock    456615103   15,908     594,702  SH         SOLE               X
Inergy Holdings, LP              Common Stock    45661Q107    2,340      66,683  SH         SOLE               X
Linn Energy LLC                  Common Stock    536020100    9,508     466,100  SH         SOLE               X
K-Sea Transn Partners LP         Common Stock    48268Y101    6,734     201,020  SH         SOLE               X
Teekay Lng Partners LP           Common Stock    Y8564M105       23         735  SH         SOLE               X
Regency Energy Partners, LP      Common Stock    75885Y107   13,027     589,442  SH         SOLE               X
Markwest Energy Partners LP      Common Stock    570759100   24,684     527,434  SH         SOLE               X
Markwest Hydrocarbon Inc.        Common Stock    570762104    1,294      56,500  SH         SOLE               X
US Shipping Partners LP          Common Stock    903417103    9,041     389,700  SH         SOLE               X
Contango Oil & Gas Co New        Common Stock    21075N204    3,781     292,000  SH         SOLE               X
Contago Oil & Gas Co. Series D
   Preferred                     Preferred Stock 21075N998    1,000         200  SH         SOLE               X
Compugen Limited                 Common Stock    M25722105      572     148,669  SH         SOLE               X
Delta Pete Corp New              Common Stock    247907207    2,312     110,000  SH         SOLE               X
Antares Pharma Inc.              Common Stock    036642106      122      75,000  SH         SOLE               X
Genitope Corp                    Common Stock    37229P507    1,084     124,600  SH         SOLE               X
Westside Energy Corp             Common Stock    96149R100    1,709     478,750  SH         SOLE               X